Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of December 31,
(in thousands of euros)	2021	2022	2023
Other cash equivalents(1)	42,900	16,798	17,933
Cash at bank and at hand	43,653	69,939	8,985
Cash and cash equivalents	86,553	86,736	26,918